UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8544
FPA Funds Trust
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(ZIP code)
J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

December 31, 2004 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value
ENERGY — 13.0%
ENSCO International Incorporated	1,239,800	$39,351,252
GlobalSantaFe Corp.	412,000	13,641,320
National-Oilwell, Inc. *	625,000	22,056,250
Patterson-UTI Energy, Inc.	1,084,000	21,083,800
Plains Exploration & Production Co. *	130,000	3,380,000
Rowan Companies, Inc. *	738,000	19,114,200
		$118,626,822
RETAILING — 10.3%
Big Lots, Inc. *	1,330,000	$16,132,900
Charming Shoppes, Inc. *	1,556,000	14,579,720
Foot Locker, Inc.	675,000	18,177,750
Michaels Stores, Inc.	730,000	21,878,100
Ross Stores, Inc.	221,500	6,394,705
Zale Corporation *	565,400	16,888,498
		$94,051,673
FINANCIAL SERVICES — 8.3%
Assurant, Inc.	750,000	$22,912,500
Countrywide PLC	4,581,748	28,590,108
Interactive Data Corporation *	175,000	3,804,500
New York Community Bancorp, Inc.	133,333	2,742,660
Westcorp	174,700	8,023,971
WFS Financial Inc *	204,400	10,379,432
		$76,453,171
CONSUMER NON-DURABLE GOODS — 3.8%
AFC Enterprises, Inc. *	191,200	$4,521,880
Crunch Equity Holding, LLC Bondholder Trust Interest * (1)	2,235	3,017,250
Tate & Lyle PLC	3,000,000	27,210,000
		$34,749,130
INDUSTRIAL PRODUCTS — 3.3%
AGCO Corporation *	136,700	$2,992,363
Alfa Laval AB	691,800	11,200,242
Trinity Industries, Inc.	467,100	15,918,768
		$30,111,373
TECHNOLOGY — 2.5%
Maxtor Corporation *	1,301,800	$6,899,540
Novell, Inc. *	535,000	3,611,250
SanDisk Corporation *	169,000	4,219,930
Western Digital Corporation *	750,000	8,130,000
		$22,860,720
ENTERTAINMENT — 1.7%
EMI Group PLC	3,000,000	$15,270,000
SERVICE — 1.1%
Brink’s Company, The	257,500	$10,176,400
REAL ESTATE — 0.8%
Ventas, Inc.	280,000	$7,674,800
MULTI-INDUSTRY — 0.8%
Onex Corporation	441,400	$7,274,272
UTILITIES — 0.6%
PG&E Corporation*	160,000	$5,324,800
HEALTH CARE — 0.3%
Tenet Healthcare Corporation *	272,900	$2,996,442
TELECOMMUNICATIONS — 0.0%
Leap Wireless International, Inc. *	14,000	$378,000

TOTAL COMMON STOCKS — 46.5% (Cost $308,918,852)		$425,947,602

PREFERRED STOCK — 0.3% (Cost $2,152,545)
Pennsylvania REIT Investment Trust 11%	45,000	$2,722,500

WARRANTS — 0.0% (Cost $167,400)
Casual Male Retail Group, Inc. (1)	60,000	$44,400

1

CORPORATE BONDS & DEBENTURES — 3.6%
California Statewide Communities Development Authority
Special Facilities — (UAL, Los Angeles) —5.625% 2034	$1,890,000	$139,388
Champion Home Builders — 11.25% 2007	1,000,000	1,100,000
Dynegy-Roseton Danskamme — 7.27% 2010	1,000,000	977,500
FrontierVision Partners, L.P. — 11% 2006	980,000	1,210,300
Kmart Corporation — 8.8% 2010	1,730,888	1,523,182
Northland Cable Television, Inc. — 10.25% 2007	5,575,000	5,547,125
Oregon Steel Mills, Inc. 10% 2009	4,900,000	5,451,250
Qwest Communications International Inc. — 6.625% 2005	2,285,000	2,342,125
Tenet Healthcare Corporation — 9.875% 2014 (1)	4,500,000	4,882,500
Tyco International Ltd. — 6.375% 2006	780,000	808,275
Western Financial Bank — 9.625% 2012	2,950,000	3,363,000
WestPoint Stevens Inc. — (floating rate) 2004 (1)	7,703,841	5,546,765
		$32,891,410
U.S. GOVERNMENT & AGENCIES — 1.8%
Federal National Mortgage Association — 7.5% 2028	$198,151	$212,021
U.S Treasury Inflation-Indexed Notes - 3.375% 2007	10,239,950	10,847,947
U.S Treasury Inflation-Indexed Notes - 3.375% 2012	4,837,140	5,506,024
		$16,565,992
INTERNATIONAL GOVERNMENT & AGENCIES — 0.6%
France OATei — 3.0% 2012	$3,184,440	$4,883,339
CONVERTIBLE DEBENTURE — 0.0%
Standard Motor Products, Inc. — 6.75% 2009	$150,000	$146,250

TOTAL BONDS & DEBENTURES — 6.0% (Cost $48,393,152)		$54,486,991

TOTAL INVESTMENT SECURITIES — 52.8% (Cost $359,631,949)		$483,201,494

SHORT-TERM INVESTMENTS — 46.2% (Cost $422,867,407)
General Electric Capital Corporation — 1.75% 01/03/05	$35,061,000	$35,057,591
Barclays PLC U.S. Funding — 2.23% 01/05/05	38,000,000	37,990,584
A.I.G. Funding, Inc. — 2.22% 01/06/05	26,771,000	26,762,746
British Petroleum Amoco Capital — 2.25% 01/07/05	31,929,000	31,917,027
ChevronTexaco Funding Corporation — 2.25% 01/10/05	33,994,000	33,974,878
ABN AMRO Holding N.V. — 2.25% 01/11/05	28,204,000	28,186,373
International Lease Finance Corporation — 2.23% 01/11/05	18,994,000	18,982,234
Federal Home Loan Bank Discount Note — 2.16% 01/14/05	30,038,000	30,014,570
Federal National Mortgage Association Discount Note — 2.20% 01/18/05	17,000,000	16,982,339
American General Finance Corporation — 2.30% 01/24/05	40,174,000	40,114,967
Toyota Motor Credit Corporation — 2.31% 01/25/05	44,000,000	43,932,240
Rabobank Group U.S. Financial — 2.29% 02/01/05	39,064,000	38,986,968
Shell Finance (UK) — 2.32% 02/08/05	40,063,000	39,964,890

TOTAL SHORT-TERM INVESMENTS		$422,867,407

TOTAL INVESTMENTS — 99.0% (Cost $782,499,356) (A)		$906,068,901

COMMON STOCKS — SHORT — (7.7)% (Proceeds $61,774,395)
Alliance & Leicester PLC	(110,000)	$(1,925,000)
Amazon.com, Inc.*	(50,000)	(2,214,500)
AutoZone, Inc. *	(12,000)	(1,095,720)
BJ Services Company	(17,100)	(795,834)
Capital One Financial Corporation	(32,500)	(2,736,825)
Cost Plus, Inc. *	(15,000)	(481,950)
CVS Corporation	(37,800)	(1,703,646)
Deere & Company	(16,400)	(1,220,160)
Deluxe Corporation	(31,500)	(1,175,895)
Eastman Kodak Company	(22,900)	(738,525)
Fresh Del Monte Produce Inc.	(66,000)	(1,954,260)
George Wimpey PLC	(341,400)	(2,649,264)
Greater Bay Bancorp	(20,000)	(557,600)
Harley-Davidson, Inc.	(57,200)	(3,474,900)
IDEXX Laboratories, Inc. *	(13,000)	(709,670)
International Business Machines Corporation	(10,500)	(1,035,090)
Jarden Corporation *	(44,000)	(1,911,360)

2

Linens ‘n Things, Inc. *	(99,300)	(2,462,640)
Manulife Financial Corporation	(22,000)	(1,016,400)
Maytag Corporation	(100,000)	(2,110,000)
MGIC Investment Corporation	(9,500)	(654,645)
Movie Gallery, Inc.	(76,000)	(1,449,320)
Multimedia Games, Inc. *	(44,000)	(693,440)
NDCHealth Corporation	(24,000)	(446,160)
Newell Rubbermaid Inc.	(164,500)	(3,979,255)
Persimmon PLC	(210,600)	(2,792,556)
Rayovac Corporation *	(88,000)	(2,689,280)
Resources Connection, Inc. *	(50,000)	(2,715,500)
Schlumberger Limited	(75,000)	(5,021,250)
Sensient Technologies Corporation	(55,000)	(1,319,450)
Smith International, Inc. *	(20,000)	(1,088,200)
Suedzucker AG	(120,000)	(2,492,400)
Take-Two Interactive Software, Inc. *	(43,700)	(1,520,323)
Taylor Woodrow PLC	(498,050)	(2,599,821)
Tiffany & Co.	(102,100)	(3,264,137)
V.F. Corporation	(45,000)	(2,492,100)
West Marine, Inc. *	(85,000)	(2,103,750)
Whirlpool Corporation	(17,000)	(1,176,570)

TOTAL COMMON STOCKS — SHORT		$(70,467,396)

Other assets and liabilities, net — 8.7%		$79,535,903
TOTAL NET ASSETS — 100%		$915,137,408

*Non-income producing securities

(1) Restricted securities.  The Tenet Healthcare 9.875% bond due 2014 was purchased pursuant to Rule 144A of the Securities Act of 1933, which generally may only be sold to certain institutional investors prior to registration.  The sale of the Crunch Equity Holding, Casual Male Retail Group warrants, and WestPoint Stevens note is restricted.  These restricted securities constituted 1.5% of total net assets at December 31, 2004.  The Crunch Equity Holding and the Casual Male Retail Group warrants have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$129,482,785
Gross unrealized depreciation:	5,913,240
Net unrealized appreciation:	$123,569,545

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date: February 25, 2005